SELECTED QUARTERLY FINANCIAL DATA 2 (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 2,705		$ 2,551		$ 2,651		$ 2,650		$ 2,668		$ 2,507		$ 2,089		$ 2,383
Quarterly Financial Data, Expenses And Other Income	2,357		2,119		2,353		2,298		2,359		2,178		2,141		2,026
Quarterly Financial Data, Net Income	320		323		267		178		305		290		74		251
Quarterly Financial Data, Earnings	282		296		245		178		293		268		62		236		1,001	859	1,331
Quarterly Financial Data, Dividends On Preferred Stock	0		0				0
Quarterly Financial Data, Net Income Per Share, Basic	$ 1.31	[1]	$ 1.32	[1]	$ 1.10	[1]	$ 0.73	[1]	$ 1.26	[1]	$ 1.20	[1]	$ 0.31	[1]	$ 1.04	[1]
Quarterly Financial Data, Earnings Per Share, Basic	$ 1.15	[1]	$ 1.21	[1]	$ 1.00	[1]	$ 0.73	[1]	$ 1.21	[1]	$ 1.11	[1]	$ 0.26	[1]	$ 0.98	[1]	$ 4.10	$ 3.56	$ 5.55
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic	244,400	[1]	244,100	[1]	243,600	[1]	243,300	[1]	242,000	[1]	241,700	[1]	241,100	[1]	240,600	[1]	243,863	241,347	239,720
Quarterly Financial Data, Net Income Per Share, Diluted	$ 1.28	[1]	$ 1.29	[1]	$ 1.07	[1]	$ 0.72	[1]	$ 1.23	[1]	$ 1.18	[1]	$ 0.30	[1]	$ 1.02	[1]
Quarterly Financial Data, Earnings Per Share, Diluted	$ 1.13	[1]	$ 1.19	[1]	$ 0.98	[1]	$ 0.72	[1]	$ 1.18	[1]	$ 1.09	[1]	$ 0.25	[1]	$ 0.97	[1]	$ 4.01	$ 3.48	$ 5.51
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted	249,900	[1]	249,300	[1]	248,500	[1]	247,500	[1]	247,600	[1]	245,800	[1]	246,300	[1]	243,800	[1]	249,332	246,693	241,523
San Diego Gas and Electric Company and Subsidiary [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	1,000		1,063		1,064		939		988		1,092		780		834
Quarterly Financial Data, Expenses And Other Income	774		800		939		771		796		822		611		656
Quarterly Financial Data, Operating Income	226		263		125		168		192		270		169		178
Quarterly Financial Data, Net Income	142		139		73		81		114		188		101		112
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests	(23)		(5)		(7)		11		(3)		(12)		(5)		(6)
Quarterly Financial Data, Earnings	119		134		66		92		111		176		96		106		411	489	436
Quarterly Financial Data, Call Premium On Preferred Stock	0		(3)		0		0
Quarterly Financial Data, Dividends On Preferred Stock	0		(2)		(1)		(1)		(1)		(2)		(1)		(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	119		129		65		91		110		174		95		105
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	1,042		807		904		983		954		728		720		880
Quarterly Financial Data, Expenses And Other Income	920		652		725		900		867		609		625		761
Quarterly Financial Data, Operating Income	122		155		179		83		87		119		95		119
Quarterly Financial Data, Net Income	98		102		119		46		99		71		54		66
Quarterly Financial Data, Earnings																	365	290	288
Quarterly Financial Data, Dividends On Preferred Stock					(1)				0		0		(1)		0
Quarterly Financial Data, Earnings Attributable To Common Shares	$ 98		$ 102		$ 118		$ 46		$ 99		$ 71		$ 53		$ 66

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.